Benefit of Tax Holiday Per Basic and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2012 Earning Per Share, Basic USD ($)	Dec. 31, 2012 Earning Per Share, Basic CNY	Dec. 31, 2011 Earning Per Share, Basic CNY	Dec. 31, 2010 Earning Per Share, Basic CNY	Dec. 31, 2012 Earning Per Share, Diluted USD ($)	Dec. 31, 2012 Earning Per Share, Diluted CNY	Dec. 31, 2011 Earning Per Share, Diluted CNY	Dec. 31, 2010 Earning Per Share, Diluted CNY
Income Tax Holiday [Line Items]
Basic	$ 0.14	0.90	0.05	0.46	$ 0.14	0.89	0.05	0.45